UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Tactical Income
Central Fund

December 31, 2012

1.811341.108

TP1-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Media - 1.4%
Comcast Corp.:
4.65% 7/15/42	$ 15,239,000	$ 16,013,095
5.15% 3/1/20	5,729,000	6,784,568
6.5% 1/15/17	4,401,000	5,306,255
COX Communications, Inc. 3.25% 12/15/22 (d)	2,216,000	2,282,555
NBCUniversal Media LLC:
5.15% 4/30/20	4,048,000	4,794,536
6.4% 4/30/40	5,208,000	6,664,089
News America Holdings, Inc. 7.75% 12/1/45	2,912,000	4,104,327
News America, Inc. 6.15% 2/15/41	8,529,000	10,772,118
Time Warner Cable, Inc.:
4% 9/1/21	5,000,000	5,482,665
4.5% 9/15/42	4,553,000	4,426,727
Time Warner, Inc. 6.2% 3/15/40	7,609,000	9,292,621
Viacom, Inc. 4.375% 3/15/43 (d)	4,013,000	3,935,224
		79,858,780
CONSUMER STAPLES - 1.5%
Beverages - 0.4%
Beam, Inc.:
1.875% 5/15/17	1,144,000	1,168,204
3.25% 5/15/22	1,357,000	1,405,834
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,715,000	4,075,073
Fortune Brands, Inc.:
5.375% 1/15/16	344,000	384,208
5.875% 1/15/36	953,000	1,103,167
6.375% 6/15/14	1,962,000	2,114,875
Heineken NV:
1.4% 10/1/17 (d)	3,047,000	3,036,689
2.75% 4/1/23 (d)	3,184,000	3,122,453
4% 10/1/42 (d)	1,020,000	983,310
SABMiller Holdings, Inc. 3.75% 1/15/22 (d)	4,105,000	4,427,932
		21,821,745
Food & Staples Retailing - 0.0%
Walgreen Co. 1.8% 9/15/17	2,515,000	2,528,106
Food Products - 0.4%
Kraft Foods, Inc.:
5.375% 2/10/20	9,113,000	10,992,456
6.125% 2/1/18	3,784,000	4,602,615
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 3,770,000	$ 4,603,106
6.5% 2/9/40	1,101,000	1,474,930
		21,673,107
Tobacco - 0.7%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	4,068,152
4.25% 8/9/42	4,116,000	3,979,159
9.25% 8/6/19	1,502,000	2,087,956
9.7% 11/10/18	1,582,000	2,213,843
Reynolds American, Inc.:
3.25% 11/1/22	3,074,000	3,084,203
4.75% 11/1/42	4,750,000	4,777,702
6.75% 6/15/17	6,895,000	8,323,899
7.25% 6/15/37	9,291,000	12,153,539
		40,688,453
TOTAL CONSUMER STAPLES		86,711,411
ENERGY - 2.5%
Energy Equipment & Services - 0.5%
DCP Midstream LLC:
4.75% 9/30/21 (d)	5,140,000	5,456,804
5.35% 3/15/20 (d)	4,099,000	4,520,115
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	4,548,000	4,877,985
5% 10/1/21	3,309,000	3,746,288
FMC Technologies, Inc.:
2% 10/1/17	759,000	765,725
3.45% 10/1/22	1,376,000	1,402,821
Transocean, Inc.:
5.05% 12/15/16	3,323,000	3,698,831
6.375% 12/15/21	4,387,000	5,326,301
		29,794,870
Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp. 6.375% 9/15/17	15,385,000	18,371,198
DCP Midstream Operating LP 2.5% 12/1/17	2,739,000	2,723,404
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	849,380
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	3,195,602
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Motiva Enterprises LLC 5.75% 1/15/20 (d)	$ 1,694,000	$ 2,050,701
Nakilat, Inc. 6.067% 12/31/33 (d)	2,653,000	3,210,130
Petro-Canada 6.05% 5/15/18	1,960,000	2,382,694
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	4,467,000	4,711,608
5.375% 1/27/21	7,945,000	8,944,640
5.75% 1/20/20	7,357,000	8,374,885
Petroleos Mexicanos:
4.875% 1/24/22	5,000,000	5,630,000
5.5% 6/27/44	5,599,000	6,158,900
6.5% 6/2/41	6,129,000	7,691,895
Phillips 66:
4.3% 4/1/22 (d)	4,867,000	5,432,609
5.875% 5/1/42 (d)	4,167,000	4,999,812
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,401,558
Ras Laffan Liquefied Natural Gas Co. Ltd. III 6.75% 9/30/19 (d)	2,130,000	2,670,488
Spectra Energy Partners, LP:
2.95% 6/15/16	2,098,000	2,158,922
4.6% 6/15/21	1,165,000	1,248,334
Suncor Energy, Inc. 6.1% 6/1/18	6,075,000	7,407,594
Western Gas Partners LP 5.375% 6/1/21	6,459,000	7,385,156
Williams Partners LP 4.125% 11/15/20	1,086,000	1,178,149
		109,177,659
TOTAL ENERGY		138,972,529
FINANCIALS - 11.3%
Capital Markets - 1.5%
Goldman Sachs Group, Inc.:
5.25% 7/27/21	5,219,000	5,943,700
5.75% 1/24/22	5,977,000	7,058,927
5.95% 1/18/18	4,700,000	5,467,421
6.75% 10/1/37	13,609,000	15,386,240
Lazard Group LLC:
6.85% 6/15/17	2,374,000	2,743,055
7.125% 5/15/15	8,210,000	9,126,310
Morgan Stanley:
4.75% 4/1/14	1,352,000	1,399,962
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.875% 11/1/22	$ 10,740,000	$ 11,108,006
5.75% 1/25/21	10,136,000	11,565,054
6.625% 4/1/18	7,000,000	8,247,043
7.3% 5/13/19	3,747,000	4,550,095
		82,595,813
Commercial Banks - 1.4%
Bank of America NA 5.3% 3/15/17	3,196,000	3,593,477
Credit Suisse 6% 2/15/18	9,198,000	10,570,903
Discover Bank:
7% 4/15/20	5,075,000	6,296,400
8.7% 11/18/19	1,160,000	1,508,339
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,352,143
8.25% 3/1/38	1,976,000	2,818,776
Fifth Third Bank 4.75% 2/1/15	556,000	596,332
Fifth Third Capital Trust IV 6.5% 4/15/67 (g)	2,885,000	2,885,000
HBOS PLC 6.75% 5/21/18 (d)	3,118,000	3,355,748
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,480,305
KeyBank NA 6.95% 2/1/28	850,000	1,011,702
Marshall & Ilsley Bank 5% 1/17/17	5,586,000	6,179,501
Regions Bank:
6.45% 6/26/37	7,667,000	8,081,325
7.5% 5/15/18	12,065,000	14,553,406
Regions Financial Corp.:
5.75% 6/15/15	877,000	948,256
7.75% 11/10/14	4,089,000	4,533,883
Royal Bank of Scotland Group PLC 6.125% 12/15/22	5,864,000	6,182,878
		76,948,374
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22 (d)	4,015,000	4,138,220
5.2% 4/27/22	3,503,000	3,984,729
General Electric Capital Corp.:
1% 12/11/15	4,728,000	4,746,614
2.1% 12/11/19	1,616,000	1,619,111
HSBC USA, Inc. 1.625% 1/16/18	5,136,000	5,138,681
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America:
1.625% 10/2/15 (d)	$ 1,922,000	$ 1,933,394
2.125% 10/2/17 (d)	2,125,000	2,139,444
		23,700,193
Diversified Financial Services - 2.2%
Bank of America Corp.:
3.875% 3/22/17	2,890,000	3,133,283
5.65% 5/1/18	3,780,000	4,396,170
5.75% 12/1/17	11,300,000	13,166,636
6.5% 8/1/16	5,000,000	5,772,295
BP Capital Markets PLC 4.742% 3/11/21	10,000,000	11,699,010
Capital One Capital V 10.25% 8/15/39	4,973,000	4,973,000
Citigroup, Inc.:
3.953% 6/15/16	5,120,000	5,509,540
5.875% 1/30/42	4,081,000	5,021,883
6.125% 5/15/18	3,790,000	4,540,280
6.5% 8/19/13	1,131,000	1,170,129
JPMorgan Chase & Co.:
2% 8/15/17	13,000,000	13,274,768
3.25% 9/23/22	20,284,000	20,863,778
4.35% 8/15/21	5,816,000	6,497,059
4.5% 1/24/22	15,434,000	17,441,099
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	4,447,000	4,532,872
TECO Finance, Inc.:
4% 3/15/16	1,149,000	1,228,201
5.15% 3/15/20	1,651,000	1,918,693
		125,138,696
Insurance - 2.0%
American International Group, Inc. 4.875% 9/15/16	3,591,000	4,015,363
Aon Corp.:
3.125% 5/27/16	4,779,000	5,029,907
5% 9/30/20	1,574,000	1,794,634
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	6,021,919
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(g)	11,559,000	11,963,565
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	5,184,000	5,975,260
6.625% 4/15/42	1,859,000	2,357,097
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (d)	$ 5,457,000	$ 5,859,448
6.5% 3/15/35 (d)	4,626,000	5,043,367
6.7% 8/15/16 (d)	7,190,000	8,213,324
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,325,250
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (d)	2,856,000	3,286,808
MetLife, Inc.:
1.756% 12/15/17 (c)	2,548,000	2,587,135
3.048% 12/15/22	5,220,000	5,318,360
6.75% 6/1/16	3,550,000	4,203,381
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (d)	2,400,000	3,055,428
Pacific Life Insurance Co. 9.25% 6/15/39 (d)	4,111,000	5,735,688
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,141,244
4.75% 9/17/15	6,617,000	7,252,649
5.8% 11/16/41	3,660,000	4,264,654
6.2% 11/15/40	1,815,000	2,189,396
7.375% 6/15/19	1,370,000	1,738,419
Symetra Financial Corp. 6.125% 4/1/16 (d)	3,545,000	3,836,438
Unum Group:
5.625% 9/15/20	3,364,000	3,840,225
5.75% 8/15/42	5,701,000	6,105,982
		116,154,941
Real Estate Investment Trusts - 1.6%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,545,000	1,656,654
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,540,168
Camden Property Trust 2.95% 12/15/22	2,214,000	2,156,033
DDR Corp. 4.625% 7/15/22	3,879,000	4,228,851
Developers Diversified Realty Corp.:
4.75% 4/15/18	4,014,000	4,446,934
7.5% 4/1/17	2,084,000	2,498,981
9.625% 3/15/16	3,458,000	4,244,073
Duke Realty LP:
3.875% 10/15/22	4,348,000	4,422,486
4.375% 6/15/22	3,137,000	3,285,935
5.4% 8/15/14	5,368,000	5,701,321
5.5% 3/1/16	3,680,000	4,056,593
5.95% 2/15/17	1,473,000	1,683,355
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
6.25% 5/15/13	$ 3,602,000	$ 3,673,248
6.5% 1/15/18	4,735,000	5,612,206
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,400,828
5.375% 10/15/15	606,000	662,222
6% 9/15/17	3,026,000	3,464,906
6.25% 1/15/17	2,250,000	2,567,918
Federal Realty Investment Trust:
5.4% 12/1/13	2,572,000	2,677,485
5.9% 4/1/20	1,116,000	1,316,511
6.2% 1/15/17	1,240,000	1,436,970
Health Care REIT, Inc. 2.25% 3/15/18	1,808,000	1,805,773
HRPT Properties Trust:
5.75% 11/1/15	1,762,000	1,835,193
6.65% 1/15/18	2,850,000	3,193,163
UDR, Inc. 5.5% 4/1/14	5,815,000	6,115,316
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,698,078
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,119,745
		89,500,946
Real Estate Management & Development - 2.2%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,901,962
6.3% 6/1/13	4,580,000	4,666,484
BioMed Realty LP:
3.85% 4/15/16	4,800,000	5,061,293
4.25% 7/15/22	2,470,000	2,573,994
6.125% 4/15/20	1,499,000	1,743,677
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,835,255
4.95% 4/15/18	919,000	1,004,788
5.7% 5/1/17	2,297,000	2,600,273
7.5% 5/15/15	265,000	297,527
Colonial Properties Trust 5.5% 10/1/15	16,890,000	18,365,696
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,197,013
ERP Operating LP:
4.625% 12/15/21	7,286,000	8,198,717
4.75% 7/15/20	3,181,000	3,574,404
5.2% 4/1/13	4,695,000	4,744,091
5.75% 6/15/17	1,306,000	1,540,132
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP:
3.375% 6/15/23	$ 3,033,000	$ 2,997,377
4.125% 6/15/22	2,690,000	2,824,371
4.75% 10/1/20	4,767,000	5,202,737
5.5% 12/15/16	3,166,000	3,594,613
6.625% 10/1/17	3,452,000	4,118,257
Mack-Cali Realty LP:
2.5% 12/15/17	4,124,000	4,166,646
4.5% 4/18/22	1,607,000	1,712,173
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,083,130
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	625,000	657,829
5.5% 1/15/14 (d)	4,295,000	4,418,739
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,359,255
Simon Property Group LP:
2.75% 2/1/23	3,797,000	3,790,226
4.125% 12/1/21	3,187,000	3,535,865
4.2% 2/1/15	1,628,000	1,726,408
5.1% 6/15/15	2,362,000	2,601,601
Tanger Properties LP:
6.125% 6/1/20	4,142,000	4,902,595
6.15% 11/15/15	7,034,000	7,979,264
Ventas Realty LP 2% 2/15/18	3,714,000	3,714,977
		127,691,369
TOTAL FINANCIALS		641,730,332
HEALTH CARE - 1.6%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	10,156,000	11,395,347
5.375% 5/15/43	1,763,000	2,072,329
5.65% 6/15/42	4,502,000	5,389,632
		18,857,308
Health Care Providers & Services - 0.8%
Aetna, Inc.:
1.5% 11/15/17	726,000	727,201
2.75% 11/15/22	2,930,000	2,902,388
4.125% 11/15/42	1,635,000	1,616,072
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Aristotle Holding, Inc.:
3.5% 11/15/16 (d)	$ 7,371,000	$ 7,878,530
4.75% 11/15/21 (d)	5,254,000	5,956,250
Express Scripts, Inc.:
3.125% 5/15/16	4,462,000	4,703,046
6.25% 6/15/14	1,213,000	1,306,253
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,333,555
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	984,603
3.95% 10/15/42	1,338,000	1,327,977
WellPoint, Inc.:
3.3% 1/15/23	6,065,000	6,215,297
4.65% 1/15/43	6,476,000	6,727,754
		43,678,926
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17 (d)	5,901,000	5,962,978
2.9% 11/6/22 (d)	6,053,000	6,156,900
4.4% 11/6/42 (d)	5,911,000	6,263,987
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	1,998,000	2,023,538
3.25% 10/1/22	2,983,000	3,041,720
4.625% 10/1/42	1,799,000	1,867,238
		25,316,361
TOTAL HEALTH CARE		87,852,595
INDUSTRIALS - 0.4%
Airlines - 0.2%
Continental Airlines, Inc.:
4% 4/29/26	1,795,000	1,884,750
6.545% 8/2/20	734,684	800,806
6.648% 3/15/19	1,713,320	1,833,252
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,271,122	1,334,678
8.36% 1/20/19	6,629,634	7,292,597
		13,146,083
Industrial Conglomerates - 0.1%
General Electric Co. 4.125% 10/9/42	4,629,000	4,746,044
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (g)	$ 2,756,000	$ 3,124,615
TOTAL INDUSTRIALS		21,016,742
INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
5.95% 1/15/14	4,712,000	4,961,208
6.55% 10/1/17	2,336,000	2,800,189
		7,761,397
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	3,170,269
TOTAL INFORMATION TECHNOLOGY		10,931,666
MATERIALS - 0.4%
Chemicals - 0.3%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,199,518
4.25% 11/15/20	2,576,000	2,861,070
4.375% 11/15/42	2,171,000	2,150,156
7.6% 5/15/14	4,398,000	4,801,653
		15,012,397
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	5,096,000	5,574,514
TOTAL MATERIALS		20,586,911
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
4.35% 6/15/45 (d)	12,062,000	12,076,426
5.35% 9/1/40	3,622,000	4,205,711
5.55% 8/15/41	3,623,000	4,335,256
6.3% 1/15/38	4,683,000	5,988,714
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	335,375
CenturyLink, Inc.:
6.15% 9/15/19	2,039,000	2,236,524
6.45% 6/15/21	2,625,000	2,897,948
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.: - continued
7.6% 9/15/39	$ 526,000	$ 544,786
Embarq Corp.:
7.082% 6/1/16	3,120,000	3,654,431
7.995% 6/1/36	1,949,000	2,148,178
Verizon Communications, Inc. 6.1% 4/15/18	16,292,000	20,024,986
		58,448,335
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de C.V.:
2.375% 9/8/16	7,088,000	7,365,070
3.125% 7/16/22	4,003,000	4,064,166
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,325,468
		17,754,704
TOTAL TELECOMMUNICATION SERVICES		76,203,039
UTILITIES - 2.7%
Electric Utilities - 1.2%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,408,000	2,415,520
2.95% 12/15/22	2,280,000	2,277,996
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	6,142,430
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,467,824
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (d)	3,561,000	4,222,285
6.4% 9/15/20 (d)	9,269,000	11,308,180
Edison International 3.75% 9/15/17	2,719,000	2,947,407
FirstEnergy Corp. 7.375% 11/15/31	5,380,000	6,933,927
FirstEnergy Solutions Corp. 6.05% 8/15/21	7,613,000	8,704,879
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,175,410
3.75% 11/15/20	612,000	645,693
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,573,465
Pepco Holdings, Inc. 2.7% 10/1/15	2,891,000	2,992,283
Progress Energy, Inc.:
4.4% 1/15/21	5,280,000	5,879,914
6% 12/1/39	2,651,000	3,200,375
		68,887,588
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (d)	$ 2,735,000	$ 3,212,709
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,748,454
		4,961,163
Independent Power Producers & Energy Traders - 0.2%
PPL Energy Supply LLC:
6.2% 5/15/16	2,045,000	2,339,480
6.5% 5/1/18	5,340,000	6,391,991
PSEG Power LLC 2.75% 9/15/16	1,263,000	1,313,852
		10,045,323
Multi-Utilities - 1.2%
Dominion Resources, Inc.:
2.611% 9/30/66 (g)	11,960,000	11,176,955
7.5% 6/30/66 (g)	5,100,000	5,661,000
National Grid PLC 6.3% 8/1/16	6,883,000	7,984,163
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,358,479
5.25% 2/15/43	5,536,000	5,842,827
5.4% 7/15/14	1,450,000	1,545,203
5.45% 9/15/20	6,486,000	7,614,843
5.8% 2/1/42	2,772,000	3,147,312
5.95% 6/15/41	5,116,000	5,891,847
6.15% 3/1/13	1,985,000	2,001,481
6.4% 3/15/18	4,379,000	5,276,896
Sempra Energy:
2.3% 4/1/17	5,425,000	5,631,383
2.875% 10/1/22	2,426,000	2,429,003
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,850,000	4,143,563
		70,704,955
TOTAL UTILITIES		154,599,029
TOTAL NONCONVERTIBLE BONDS (Cost $1,202,599,390)		1,318,463,034
U.S. Government and Government Agency Obligations - 23.8%
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Inflation-Indexed Bonds 0.75% 2/15/42	$ 155,542,993	$ 170,176,465
U.S. Treasury Obligations - 20.8%
U.S. Treasury Bonds:
2.75% 11/15/42	112,840,000	108,262,973
3% 5/15/42	54,000	54,763
U.S. Treasury Notes:
0.25% 4/30/14	164,387,000	164,457,686
0.25% 6/30/14	175,735,000	175,803,712
0.25% 11/30/14	75,190,000	75,175,473
0.5% 7/31/17	59,260,000	58,819,702
0.625% 7/15/14	103,330,000	103,949,586
0.75% 10/31/17	4,000	4,007
0.75% 12/31/17	3,000	3,004
1% 1/15/14 (f)	219,468,000	221,302,533
1.625% 8/15/22	268,458,000	266,465,681
1.875% 10/31/17	8,000	8,439
TOTAL U.S. TREASURY OBLIGATIONS		1,174,307,559
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,346,888,918)		1,344,484,024
U.S. Government Agency - Mortgage Securities - 30.5%

Fannie Mae - 17.6%
2.045% 9/1/33 (g)	914,917	951,737
2.063% 5/1/34 (g)	1,527,548	1,588,480
2.285% 12/1/34 (g)	121,681	127,776
2.285% 3/1/35 (g)	121,569	128,090
2.332% 3/1/35 (g)	67,123	71,338
2.362% 8/1/36 (g)	2,366,817	2,540,797
2.5% 11/1/27 to 12/1/27	17,457,208	18,262,813
2.5% 1/1/28 (e)	29,900,000	31,262,286
2.524% 10/1/33 (g)	104,713	111,581
2.53% 5/1/33 (g)	26,098	27,333
2.559% 6/1/36 (g)	157,913	168,877
2.581% 5/1/35 (g)	278,387	298,577
2.681% 7/1/35 (g)	924,815	987,291
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
2.733% 7/1/35 (g)	$ 210,624	$ 225,611
2.762% 11/1/36 (g)	1,659,183	1,783,119
2.939% 5/1/36 (g)	469,984	505,379
2.944% 7/1/37 (g)	346,951	373,081
2.981% 3/1/36 (g)	519,907	559,063
3% 4/1/27 to 11/1/27	12,067,934	12,848,780
3% 1/1/43 (e)	4,400,000	4,609,439
3% 1/1/43 (e)	57,000,000	59,713,189
3% 1/1/43 (e)	95,400,000	99,941,021
3.216% 3/1/36 (g)	734,150	783,240
3.5% 1/1/26 to 11/1/42	101,796,622	108,973,043
3.5% 7/1/42	335,836	360,643
3.5% 7/1/42	486,558	521,814
3.5% 8/1/42	622,243	667,331
3.5% 8/1/42	575,501	617,203
3.5% 1/1/43 (e)	2,400,000	2,558,250
3.5% 1/1/43 (e)	2,500,000	2,664,844
3.5% 1/1/43 (e)	22,500,000	23,983,596
3.5% 1/1/43 (e)	5,000,000	5,329,688
4% 9/1/15 to 7/1/42	160,805,129	174,351,143
4% 9/1/41	151,309	163,313
4% 10/1/41	6,901,999	7,484,086
4.5% 12/1/29 to 11/1/41	128,487,032	140,274,602
5% 6/1/20 to 6/1/40	35,411,887	38,585,866
5.5% 10/1/17 to 3/1/40	109,021,067	119,068,212
5.5% 1/1/43 (e)	3,000,000	3,259,453
6% 5/1/15 to 1/1/42	111,111,652	122,763,335
6.5% 3/1/13 to 11/1/16	213,636	224,657
7% 1/1/13 to 6/1/32	2,773,722	3,143,358
7.5% 2/1/22 to 11/1/31	1,781,540	2,082,169
8% 6/1/29	710	844
TOTAL FANNIE MAE		994,946,348
Freddie Mac - 7.5%
2.373% 1/1/35 (g)	106,804	113,986
2.405% 4/1/35 (g)	1,241,780	1,319,690
2.8% 5/1/35 (g)	1,189,752	1,277,777
3% 1/1/43 (e)	1,700,000	1,776,271
3.454% 10/1/35 (g)	232,412	249,915
3.5% 1/1/26 to 11/1/42	61,286,618	65,592,024
4% 6/1/24 to 4/1/42	84,952,204	91,403,974
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4% 9/1/41	$ 1,611,519	$ 1,745,162
4% 1/1/43 (e)	14,000,000	14,941,718
4.5% 7/1/25 to 10/1/41	112,429,937	122,177,651
5% 11/1/33 to 1/1/41	54,378,784	59,158,309
5.5% 8/1/23 to 2/1/40	49,568,552	53,501,666
6% 7/1/37 to 8/1/37	3,214,023	3,506,101
6.5% 9/1/39	6,876,827	7,609,638
7.5% 11/1/16 to 6/1/32	821,973	952,708
8% 7/1/25 to 10/1/27	28,938	33,885
8.5% 2/1/19 to 5/1/22	2,484	2,877
12% 11/1/19	1,213	1,278
TOTAL FREDDIE MAC		425,364,630
Ginnie Mae - 5.4%
3% 11/20/42 to 12/20/42	32,198,721	34,257,118
3.5% 1/15/41 to 5/15/42	17,234,175	18,895,214
4% 1/15/25 to 12/15/41	44,724,020	49,221,428
4.5% 5/15/39 to 4/15/41	85,300,350	94,089,698
5% 3/15/39 to 9/15/41	69,944,130	77,222,079
5% 1/1/43 (e)	10,800,000	11,771,157
5.5% 11/20/33 to 12/15/38	7,673,438	8,462,506
6% 9/20/38	5,486,596	6,097,837
7% 6/15/24 to 9/15/32	3,839,569	4,450,651
7.5% 3/15/22 to 8/15/28	1,011,210	1,164,355
8% 4/15/24 to 12/15/25	79,349	92,417
8.5% 8/15/29 to 11/15/31	119,897	142,440
TOTAL GINNIE MAE		305,866,900
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,695,909,578)		1,726,177,878
Asset-Backed Securities - 0.4%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6797% 4/25/35 (g)	548,547	490,318
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE2 Class M2, 0.8847% 4/25/35 (g)	37,188	36,608
Airspeed Ltd. Series 2007-1A Class C1, 2.709% 6/15/32 (d)(g)	4,453,757	2,449,567
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9097% 12/25/33 (g)	$ 47,714	$ 42,119
Series 2004-R2 Class M3, 0.7597% 4/25/34 (g)	70,927	32,057
Series 2005-R2 Class M1, 0.6597% 4/25/35 (g)	1,342,000	1,293,886
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9897% 3/25/34 (g)	31,145	26,322
Series 2006-W4 Class A2C, 0.3697% 5/25/36 (g)	835,174	265,196
Capital Trust Ltd. Series 2004-1 Class A2, 0.6611% 7/20/39 (d)(g)	41,378	37,551
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3497% 12/25/36 (g)	1,172,000	592,047
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4575% 3/25/32 (MGIC Investment Corp. Insured) (g)	60,407	58,305
Series 2004-3 Class M4, 1.6647% 4/25/34 (g)	103,878	48,482
Series 2004-4 Class M2, 1.0047% 6/25/34 (g)	382,121	330,868
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (d)	4,725,000	4,370,625
Fannie Mae Series 2004-T5 Class AB3, 1.0037% 5/28/35 (g)	25,289	19,234
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3847% 8/25/34 (g)	189,000	126,563
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0347% 3/25/34 (g)	9,686	6,471
Fremont Home Loan Trust Series 2005-A Class M4, 1.2297% 1/25/35 (g)	236,000	29,786
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6915% 2/25/47 (d)(g)	1,531,000	1,041,846
GE Business Loan Trust Series 2003-1 Class A, 0.639% 4/15/31 (d)(g)	116,612	110,178
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7597% 9/25/46 (d)(g)	908,710	895,079
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5297% 8/25/33 (g)	791,751	722,170
Series 2003-3 Class M1, 1.4997% 8/25/33 (g)	427,364	379,256
Series 2003-5 Class A2, 0.9097% 12/25/33 (g)	21,396	16,982
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3997% 1/25/37 (g)	805,000	336,602
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3397% 11/25/36 (g)	808,000	780,661
Keycorp Student Loan Trust Series 1999-A Class A2, 0.64% 12/27/29 (g)	290,576	263,815
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.3347% 7/25/33 (g)	$ 3,329,550	$ 2,978,323
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1847% 7/25/34 (g)	48,532	35,442
Series 2006-FM1 Class A2B, 0.3197% 4/25/37 (g)	656,283	620,495
Series 2006-OPT1 Class A1A, 0.4697% 6/25/35 (g)	872,903	744,713
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5497% 8/25/34 (g)	37,283	31,078
Series 2005-NC1 Class M1, 0.6497% 1/25/35 (g)	260,000	215,006
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7197% 9/25/35 (g)	928,000	751,105
Ocala Funding LLC:
Series 2005-1A Class A, 1.7107% 3/20/10 (b)(d)(g)	347,000	0
Series 2006-1A Class A, 1.6107% 3/20/11 (b)(d)(g)	765,000	0
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4597% 9/25/34 (g)	346,000	259,408
Class M4, 1.6597% 9/25/34 (g)	444,000	120,682
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0097% 4/25/33 (g)	3,323	2,972
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3607% 3/20/19 (FGIC Insured) (d)(g)	181,451	180,142
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.258% 6/15/33 (g)	820,686	536,714
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.9347% 9/25/34 (g)	39,131	11,779
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0697% 9/25/34 (g)	18,730	16,313
TOTAL ASSET-BACKED SECURITIES (Cost $25,178,883)		21,306,766
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 0.2%
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3907% 12/20/54 (g)	1,954,000	1,812,335
Class M1, 0.5507% 12/20/54 (g)	515,000	459,638
Series 2007-1:
Class 1M1, 0.5107% 12/20/54 (g)	785,000	700,613
Class 2M1, 0.7107% 12/20/54 (g)	4,428,000	3,951,990
Granite Mortgages PLC floater Series 2003-3:
Class 1B, 1.2188% 1/20/44 (g)	2,564,032	2,490,997
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Mortgages PLC floater Series 2003-3: - continued
Class 1C, 2.7688% 1/20/44 (g)	$ 279,947	$ 261,269
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4197% 5/25/47 (g)	453,819	324,662
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3797% 2/25/37 (g)	689,629	586,830
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4997% 7/25/35 (g)	2,789,505	2,678,872
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.563% 7/10/35 (d)(g)	310,298	261,320
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6597% 6/25/33 (d)(g)	58,116	56,228
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.6169% 7/20/34 (g)	20,742	19,431
TOTAL PRIVATE SPONSOR		13,604,185
U.S. Government Agency - 5.8%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.6097% 6/25/37 (g)	18,578,203	18,599,715
Series 2007-85 Class FL, 0.7497% 9/25/37 (g)	6,473,959	6,529,981
Series 2007-89 Class FT, 0.7797% 9/25/37 (g)	5,100,704	5,140,564
Series 2012-110 Class JF, 0.6597% 10/25/42 (g)	7,645,025	7,657,084
Series 2012-122:
Class FM, 0.6097% 11/25/42 (g)	26,218,102	26,371,058
Class LF, 0.6097% 11/25/42 (g)	39,150,033	39,378,395
Series 2012-93 Class FE, 0.6097% 9/25/42 (g)	20,856,380	20,827,327
floater planned amortization class:
Series 2012-128 Class VF, 0.4597% 6/25/42 (g)	21,803,616	21,891,986
Series 2012-111 Class NF, 0.5597% 5/25/42 (g)	4,501,326	4,503,035
Series 2012-113 Class PF, 0.5597% 10/25/40 (g)	11,969,739	11,991,935
Series 2012-128 Class YF, 0.5097% 6/25/42 (g)	20,303,703	20,421,120
floater sequential payer:
Series 2012-101 Class FB, 0.6597% 5/25/39 (g)	18,004,928	18,146,069
Series 2012-111 Class JF 0.6097% 7/25/40 (g)	5,234,037	5,255,081
planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,266,532	3,604,512
Series 1999-57 Class PH, 6.5% 12/25/29	2,590,646	2,963,212
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac:
floater:
Series 3349 Class FE, 0.699% 7/15/37 (g)	$ 5,935,537	$ 5,971,128
Series 3376 Class FA, 0.809% 10/15/37 (g)	6,106,009	6,180,943
Series 4087 Class FB, 0.679% 7/15/42 (g)	46,117,943	46,207,251
floater planned amortization class Series 4094 Class BF, 0.609% 8/15/32 (g)	6,742,320	6,763,195
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.689% 10/16/40 (g)	7,362,386	7,374,265
Series 2012-48 Class FA, 0.559% 4/16/42 (g)	12,351,795	12,337,018
Series 2012-75 Class FA, 0.6607% 6/20/42 (g)	11,540,333	11,634,399
Series 2012-93 Class NF, 0.6107% 7/20/42 (g)	8,742,832	8,750,746
floater sequential payer Series 2010-113 Class JF, 0.6107% 3/20/38 (g)	6,184,651	6,206,286
TOTAL U.S. GOVERNMENT AGENCY		324,706,305
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $337,980,837)		338,310,490
Commercial Mortgage Securities - 7.9%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.356% 2/14/43 (g)(h)	2,436,626	78,913
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A2, 5.317% 9/10/47	4,080,293	4,080,770
Class A3, 5.39% 9/10/47	3,670,000	3,891,066
Series 2007-3 Class A3, 5.8019% 6/10/49 (g)	8,000,000	8,052,184
Banc of America Large Loan, Inc. floater Series 2006-BIX1:
Class F, 0.519% 10/15/19 (d)(g)	478,034	469,668
Class G, 0.539% 10/15/19 (d)(g)	1,218,000	1,196,685
Class H, 0.579% 10/15/19 (d)(g)	1,445,000	1,278,825
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0597% 12/25/33 (d)(g)	34,217	25,120
Series 2004-1:
Class A, 0.5697% 4/25/34 (d)(g)	478,125	432,980
Class B, 2.1097% 4/25/34 (d)(g)	53,177	34,119
Class M1, 0.7697% 4/25/34 (d)(g)	43,148	32,444
Class M2, 1.4097% 4/25/34 (d)(g)	38,742	27,519
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-2A:
Class A1, 0.5197% 8/25/35 (d)(g)	$ 629,357	$ 457,115
Class M1, 0.6397% 8/25/35 (d)(g)	46,570	27,279
Class M2, 0.6897% 8/25/35 (d)(g)	77,173	41,550
Class M3, 0.7097% 8/25/35 (d)(g)	42,578	20,917
Series 2005-3A:
Class A2, 0.6097% 11/25/35 (d)(g)	217,460	165,874
Class M2, 0.6997% 11/25/35 (d)(g)	47,427	26,077
Class M3, 0.7197% 11/25/35 (d)(g)	42,508	22,333
Class M4, 0.8097% 11/25/35 (d)(g)	53,048	25,646
Series 2005-4A:
Class A2, 0.5997% 1/25/36 (d)(g)	796,167	582,377
Class B1, 1.6097% 1/25/36 (d)(g)	64,827	9,983
Class M1, 0.6597% 1/25/36 (d)(g)	256,978	143,816
Class M2, 0.6797% 1/25/36 (d)(g)	76,861	40,738
Class M3, 0.7097% 1/25/36 (d)(g)	112,574	57,874
Class M4, 0.8197% 1/25/36 (d)(g)	58,616	28,388
Class M5, 0.8597% 1/25/36 (d)(g)	58,616	20,635
Class M6, 0.9097% 1/25/36 (d)(g)	62,498	16,777
Series 2006-1:
Class A2, 0.5697% 4/25/36 (d)(g)	121,072	93,958
Class M6, 0.8497% 4/25/36 (d)(g)	40,753	12,467
Series 2006-2A:
Class A1, 0.4397% 7/25/36 (d)(g)	1,203,486	877,265
Class A2, 0.4897% 7/25/36 (d)(g)	108,452	79,302
Class M1, 0.5197% 7/25/36 (d)(g)	113,917	41,649
Class M2, 0.5397% 7/25/36 (d)(g)	80,288	26,570
Class M3, 0.5597% 7/25/36 (d)(g)	63,054	16,444
Class M4, 0.6297% 7/25/36 (d)(g)	42,456	10,495
Class M5, 0.6797% 7/25/36 (d)(g)	52,124	12,185
Class M6, 0.7497% 7/25/36 (d)(g)	82,811	17,275
Series 2006-3A:
Class M4, 0.6397% 10/25/36 (d)(g)	85,862	12,964
Class M5, 0.6897% 10/25/36 (d)(g)	108,722	5,751
Class M6, 0.7697% 10/25/36 (d)(g)	94,356	1,402
Series 2006-4A:
Class A1, 0.4397% 12/25/36 (d)(g)	786,243	636,795
Class A2, 0.4797% 12/25/36 (d)(g)	1,753,631	1,010,325
Class B1, 0.9097% 12/25/36 (d)(g)	4,250	43
Class M1, 0.4997% 12/25/36 (d)(g)	126,636	29,047
Class M2, 0.5197% 12/25/36 (d)(g)	80,386	17,785
Class M3, 0.5497% 12/25/36 (d)(g)	81,487	17,927
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-4A:
Class M4, 0.6097% 12/25/36 (d)(g)	$ 97,455	$ 14,618
Class M5, 0.6497% 12/25/36 (d)(g)	89,746	8,302
Class M6, 0.7297% 12/25/36 (d)(g)	80,386	4,019
Series 2007-1 Class A2, 0.4797% 3/25/37 (d)(g)	325,883	184,479
Series 2007-2A:
Class A1, 0.4797% 7/25/37 (d)(g)	1,304,138	879,897
Class A2, 0.5297% 7/25/37 (d)(g)	1,221,668	432,592
Class M1, 0.5797% 7/25/37 (d)(g)	408,853	112,068
Class M2, 0.6197% 7/25/37 (d)(g)	157,251	26,782
Class M3, 0.6997% 7/25/37 (d)(g)	157,251	15,781
Class M4, 0.8597% 7/25/37 (d)(g)	450,088	25,780
Class M5, 0.9597% 7/25/37 (d)(g)	398,370	16,489
Class M6, 1.2097% 7/25/37 (d)(g)	406,202	6,134
Series 2007-3:
Class A2, 0.4997% 7/25/37 (d)(g)	466,004	236,866
Class B1, 1.1597% 7/25/37 (d)(g)	277,800	21,168
Class B2, 1.8097% 7/25/37 (d)(g)	240,413	12,816
Class M1, 0.5197% 7/25/37 (d)(g)	243,870	82,175
Class M2, 0.5497% 7/25/37 (d)(g)	258,714	72,052
Class M3, 0.5797% 7/25/37 (d)(g)	423,592	91,840
Class M4, 0.7097% 7/25/37 (d)(g)	664,281	111,769
Class M5, 0.8097% 7/25/37 (d)(g)	333,466	47,591
Class M6, 1.0097% 7/25/37 (d)(g)	251,822	30,348
Series 2007-4A:
Class M1, 1.1597% 9/25/37 (d)(g)	114,644	10,633
Class M2, 1.2597% 9/25/37 (d)(g)	114,644	8,795
Class M4, 1.8097% 9/25/37 (d)(g)	303,151	15,576
Class M5, 1.9597% 9/25/37 (d)(g)	272,187	8,947
Bear Stearns Commercial Mortgage Securities Trust floater:
Series 2006-BBA7:
Class H, 0.859% 3/15/19 (d)(g)	252,494	247,308
Class J, 1.059% 3/15/19 (d)(g)	265,000	248,886
Series 2007-BBA8:
Class D, 0.459% 3/15/22 (d)(g)	271,000	254,798
Class E, 0.509% 3/15/22 (d)(g)	1,409,000	1,296,583
Class F, 0.559% 3/15/22 (d)(g)	864,000	777,786
Class G, 0.609% 3/15/22 (d)(g)	222,000	195,408
Class H, 0.759% 3/15/22 (d)(g)	271,000	233,118
Class J, 0.909% 3/15/22 (d)(g)	271,000	226,343
C-BASS Trust floater Series 2006-SC1 Class A, 0.4797% 5/25/36 (d)(g)	432,372	394,983
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2 Class H, 0.579% 8/15/21 (d)(g)	$ 105,108	$ 100,348
Series 2007-FL3A Class A2, 0.349% 4/15/22 (d)(g)	103,697	102,459
COMM pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.059% 4/15/17 (d)(g)	82,852	74,396
Series 2005-FL11:
Class F, 0.659% 11/15/17 (d)(g)	97,179	88,400
Class G, 0.709% 11/15/17 (d)(g)	67,463	60,019
sequential payer Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (d)	14,614,852	14,674,086
Class AJFX, 5.478% 2/5/19 (d)	2,410,000	2,415,309
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.8686% 6/15/39 (g)	31,052,691	35,743,107
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	10,000,000	11,585,020
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class B, 0.359% 2/15/22 (d)(g)	4,655,000	4,505,761
Class C:
0.379% 2/15/22 (d)(g)	1,212,000	1,128,784
0.479% 2/15/22 (d)(g)	433,000	403,920
Class F, 0.529% 2/15/22 (d)(g)	866,000	807,406
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	23,235,871
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.405% 11/5/21 (d)(g)	4,685,000	4,483,269
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	13,104,000	15,092,152
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class E, 0.579% 6/6/20 (d)(g)	1,946,694	1,942,629
Class F, 0.649% 6/6/20 (d)(g)	543,000	541,207
Series 2007-EOP:
Class A2, 1.2601% 3/6/20 (d)(g)	2,490,000	2,493,354
Class D, 2.2018% 3/6/20 (d)(g)	4,485,000	4,494,145
Class H, 3.3004% 3/6/20 (d)(g)	480,000	482,116
Class J, 4.0852% 3/6/20 (d)(g)	690,000	693,902
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A2, 5.479% 11/10/39	530,510	539,294
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 0.439% 11/15/18 (d)(g)	$ 83,622	$ 78,890
Class E, 0.489% 11/15/18 (d)(g)	125,820	116,184
Class F, 0.539% 11/15/18 (d)(g)	188,924	166,898
Class G, 0.569% 11/15/18 (d)(g)	164,147	138,444
Class H, 0.709% 11/15/18 (d)(g)	125,849	101,108
sequential payer:
Series 2006-CB14 Class A3B, 5.677% 12/12/44 (g)	1,962,358	2,000,677
Series 2006-LDP9 Class A3, 5.336% 5/15/47	4,750,000	5,432,927
Series 2007-CB19 Class A4, 5.9172% 2/12/49 (g)	3,110,000	3,657,195
Series 2007-LD11 Class A4, 6.0025% 6/15/49 (g)	42,136,746	49,126,558
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 0.549% 9/15/21 (d)(g)	743,007	669,780
Class G, 0.569% 9/15/21 (d)(g)	3,111,988	2,727,486
Class H, 0.609% 9/15/21 (d)(g)	378,549	318,528
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	1,314,263	1,338,786
Series 2007-C1 Class A4, 6.041% 6/12/50 (g)	3,500,000	4,025,361
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	16,070,000	18,388,274
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	11,060,000	12,758,617
Series 2007-7 Class B, 5.9281% 6/12/50 (g)	1,365,000	82,286
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.399% 10/15/20 (d)(g)	434,000	393,855
Class E, 0.459% 10/15/20 (d)(g)	542,000	476,960
Class F, 0.509% 10/15/20 (d)(g)	326,000	270,580
Class G, 0.549% 10/15/20 (d)(g)	402,000	312,555
Class H, 0.639% 10/15/20 (d)(g)	253,000	126,500
Class J, 0.789% 10/15/20 (d)(g)	146,169	51,159
Series 2006-T23 Class A3, 5.9918% 8/12/41 (g)	2,485,000	2,592,608
Series 2007-HQ12 Class A4, 5.7576% 4/12/49 (g)	4,350,000	4,716,718
Series 2007-IQ14 Class B, 5.9193% 4/15/49 (g)	3,845,000	1,122,894
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	4,630,000	1,693,413
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.489% 9/15/21 (d)(g)	$ 906,000	$ 815,342
Class F, 0.549% 9/15/21 (d)(g)	1,220,000	1,073,522
Class G, 0.569% 9/15/21 (d)(g)	1,156,000	994,086
Class J, 0.809% 9/15/21 (d)(g)	257,000	188,108
Series 2007-WHL8 Class F, 0.689% 6/15/20 (d)(g)	1,931,000	1,464,416
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,755,758
Series 2007-C30 Class A5, 5.342% 12/15/43	51,260,182	58,636,681
Series 2007-C31:
Class A4, 5.509% 4/15/47	19,080,000	22,039,728
Class A5, 5.5% 4/15/47	8,260,000	9,535,864
Series 2007-C32 Class A3, 5.9225% 6/15/49 (g)	44,209,000	51,511,001
Series 2007-C33 Class A4, 6.1205% 2/15/51 (g)	14,270,000	16,738,225
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,285,400
Series 2007-C31 Class C, 5.8713% 4/15/47 (g)	4,335,000	1,186,327
Series 2007-C31A Class A2, 5.421% 4/15/47	1,650,662	1,697,713
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $435,278,756)		448,054,417
Municipal Securities - 1.4%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	1,400,000	1,442,770
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,575,254
7.3% 10/1/39	905,000	1,254,059
7.5% 4/1/34	6,765,000	9,408,424
7.55% 4/1/39	7,635,000	11,008,143
7.6% 11/1/40	14,095,000	20,590,963
7.625% 3/1/40	2,235,000	3,228,905
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	755,000	983,576
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	14,820,000	14,659,351
Series 2010-1, 6.63% 2/1/35	3,785,000	4,290,222
Series 2010-3:
6.725% 4/1/35	5,945,000	6,804,053
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2010-3:
7.35% 7/1/35	$ 1,915,000	$ 2,316,595
Series 2011, 5.877% 3/1/19	755,000	869,103
TOTAL MUNICIPAL SECURITIES (Cost $73,897,450)		78,431,418
Money Market Funds - 10.9%
	Shares
Fidelity Cash Central Fund, 0.18% (a) (Cost $619,617,621)	619,617,621	619,617,621
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $5,737,351,433)		5,894,845,648
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(238,910,078)
NET ASSETS - 100%		$ 5,655,935,570
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 1/1/43	$ (3,000,000)	(3,142,799)
3% 1/1/43	(3,500,000)	(3,666,599)
4.5% 1/1/43	(32,900,000)	(35,542,283)
5% 1/1/43	(10,800,000)	(11,698,593)
5.5% 1/1/43	(3,000,000)	(3,259,453)
TOTAL FANNIE MAE		(57,309,727)
Freddie Mac
3.5% 1/1/43	$ (9,200,000)	$ (9,782,187)
TOTAL TBA SALE COMMITMENTS (Proceeds $66,922,141)		$ (67,091,914)

Quarterly Report

Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value(1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse First Boston	(1%)	$ 6,500,000	$ (629)	$ (406,811)	$ (407,440)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,259,546	3,705	(310,250)	(306,545)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500,000	288,621	(678,953)	(390,332)
National Australia Bank Ltd		Dec. 2018	Credit Suisse First Boston	(1%)	6,500,000	288,622	(582,028)	(293,406)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	4,411,000	(270,308)	68,390	(201,918)
Societe Generale		Dec. 2017	Credit Suisse First Boston	(3%)	4,412,000	(270,369)	180,070	(90,299)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	5,000,000	108,218	(118,197)	(9,979)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse First Boston	(1%)	4,412,000	95,491	(235,767)	(140,276)
TOTAL BUY PROTECTION						243,351	(2,083,546)	(1,840,195)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	3,819,496	(3,628,442)	41,344	(3,587,098)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	1,069,459	(1,015,964)	28,454	(987,510)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse First Boston	0.15%	3,055,597	(2,902,754)	79,511	(2,823,243)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	636,583	(604,740)	17,127	(587,613)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	3,463,010	(3,289,787)	91,780	(3,198,007)
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	1,171,312	(1,112,722)	31,184	(1,081,538)
ABX AA 07-1 Index	C	Sep. 2037	UBS	0.15%	1,935,211	(1,838,410)	50,411	(1,787,999)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	29,939	(908)	0	(908)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	173,429	(138,893)	0	(138,893)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	UBS	1.545%	167,822	(45,219)	0	(45,219)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	217,653	(64,118)	0	(64,118)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	UBS	1.475%	203,025	(32,721)	0	(32,721)
TOTAL SELL PROTECTION						(14,674,678)	339,811	(14,334,867)
TOTAL CREDIT DEFAULT SWAPS						$ (14,431,327)	$ (1,743,735)	$ (16,175,062)

Quarterly Report

Investments (Unaudited) - continued

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The value of each credit default swap and the credit rating can be measures of the current payment/performance risk. Where a credit rating is not disclosed, the value is used as the measure of the payment/performance risk. Ratings are from Moodys Investors Service, Inc. Where Moodys ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $262,515,944 or 4.6% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $17,705,776.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 148,166
Other Information

The following is a summary of the inputs used, as of December 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,318,463,034	$ -	$ 1,318,463,034	$ -
U.S. Government and Government Agency Obligations	1,344,484,024	-	1,344,484,024	-
U.S. Government Agency - Mortgage Securities	1,726,177,878	-	1,726,177,878	-
Asset-Backed Securities	21,306,766	-	12,453,793	8,852,973
Collateralized Mortgage Obligations	338,310,490	-	338,310,490	-
Commercial Mortgage Securities	448,054,417	-	446,361,004	1,693,413
Municipal Securities	78,431,418	-	78,431,418	-
Money Market Funds	619,617,621	619,617,621	-	-
Total Investments in Securities:	$ 5,894,845,648	$ 619,617,621	$ 5,264,681,641	$ 10,546,386
Derivative Instruments:
Assets
Swap Agreements	$ 784,657	$ -	$ 784,657	$ -
Liabilities
Swap Agreements	$ (15,215,984)	$ -	$ (15,215,984)	$ -
Total Derivative Instruments:	$ (14,431,327)	$ -	$ (14,431,327)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (67,091,914)	$ -	$ (67,091,914)	$ -
Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $5,734,621,675. Net unrealized appreciation aggregated $160,223,973, of which $193,760,798 related to appreciated investment securities and $33,536,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, municipal securities and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Credit default swaps are marked-to-market daily. Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Credit Risk

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2012

1.938138.100

IPB-QTLY-0213

Investments December 31, 2012 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 48,258,431	$ 50,791,963
0.125% 4/15/17	54,305,258	58,096,991
0.125% 1/15/22	48,037,454	52,152,052
0.125% 7/15/22	49,949,976	54,207,334
0.5% 4/15/15	27,466,594	28,656,615
0.625% 7/15/21	43,520,921	49,474,152
1.125% 1/15/21	41,003,681	48,179,425
1.25% 4/15/14	20,219,777	20,851,437
1.25% 7/15/20	35,843,897	42,517,532
1.375% 7/15/18	18,194,234	21,169,067
1.375% 1/15/20	23,325,027	27,641,381
1.625% 1/15/15	27,896,059	29,639,547
1.625% 1/15/18	18,447,368	21,385,288
1.875% 7/15/15	24,499,739	26,728,010
1.875% 7/15/19	19,233,068	23,405,029
2% 1/15/14	31,862,361	32,894,098
2% 7/15/14	28,259,501	29,821,710
2% 1/15/16	24,011,013	26,633,112
2.125% 1/15/19	16,927,189	20,554,355
2.375% 1/15/17	20,376,196	23,677,118
2.5% 7/15/16	23,497,146	27,016,247
2.625% 7/15/17	17,468,238	20,928,811
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $726,426,872)	736,421,274
NET OTHER ASSETS (LIABILITIES) - 0.6%	4,111,434
NET ASSETS - 100%	$ 740,532,708
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2012, the cost of investment securities for income tax purposes was $726,700,319. Net unrealized appreciation aggregated $9,720,955, of which $11,124,531 related to appreciated investment securities and $1,403,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:
President and Treasurer

Date:	March 1, 2013
/s/Stephanie J. Dorsey
Stephanie J. Dorsey

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2013